UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21120

Conestoga Funds

(Exact name of registrant as specified in charter)

Conestoga Capital Advisors

259 N. Radnor-Chester Road

Radnor Court, Suite 120

Radnor, PA 19087

 (Address of principal executive offices)

(Zip code)

Conestoga Capital Advisors

259 N. Radnor-Chester Road

Radnor Court, Suite 120

Radnor, PA 19087

 (Name and address of agent for service)

With Copy To:

Carl Frischling, Esq.

Kramer Levin Naftalis & Frankel LLP

919 Third Avenue

New York, NY 10022

Registrant's telephone number, including area code: (800) 320-7790

Date of fiscal year end: September 30

Date of reporting period: December 31, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

CONESTOGA SMALL CAP FUND

	Schedule of Investments
	December 31, 2004
Shares/Principal Amount			Market Value

COMMON STOCKS
Abrasive, Asbestos & Miscellaneous Nonmetallic Mineral Products - 1.30%
1,000	CARBO Ceramics, Inc.		$ 69,000

Biological Products (No Diagnostic Substances) - 4.30%
3,000	Integra Lifesciences Holdings Co. *		110,790
3,000	Techne Corp. *		116,700
			227,490

Computer Communications Equipment - 1.30%
4,000	Digi International, Inc. *		68,760

Computer Peripheral Equipment - 1.92%
2,500	Avocent Corp. *		101,525

Computer Storage Devices - 1.96%
3,000	Hutchinson Technology, Inc. *		103,710

Consumer Financial Services - 1.85%
2,500	Financial Federal Corp.		98,000

Crude Petroleum & Natural Gas - 3.46%
13,000	Meridian Resources Corp. *		78,650
2,500	St. Mary Land Exploration Co.		104,350
			183,000
Financial Services - 2.11%
2,500	TSX Group, Inc.		111,770

General Industrial Machinery & Equipment - 2.24%
2,000	CUNO, Inc. *		118,800

Measuring & Controlling Devices, NEC - 2.47%
3,950	Trimble Navigation, Ltd. *		130,508

Miscellaneous Manufacturing Industries - 2.41%
3,850	Yankee Candle Co. , Inc.		127,743

Millwood, Millwood, Veneer, Plywood, & Structural Wood Members - 2.89%
3,500	American Woodmark Corp.		152,880

Miscellaneous Fabricated Products - 4.90%
4,000	Simpson Manufacturing Co., Inc.		139,600
3,250	Matthews International Corp.		119,600
			259,200
Miscellaneous Industrial & Commercial Machinery & Equipment - 2.17%
2,000	Curtiss Wright Corp.		114,820

Miscellaneous Transportation Equipment - 3.85%
3,000	Polaris Industries, Inc.		204,060

Motor Homes - 2.18%
2,950	Winnebago Industries, Inc.		115,227

Motors & Generators - 2.40%
3,000	Franklin Electric Co. , Inc.		126,780

Motor Vehicles & Passenger Car Bodies - 2.13%
1,650	Oshkosh Truck Corp.		112,827

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 1.91%
3,000	Mentor Corp.		101,220

Personal Credit Institutions - 2.60%
5,000	World Acceptance Corp. *		137,550

Printed Circuit Boards - 3.10%
7,700	Raven Industries, Inc.		164,087

Pumps & Pumping Equipment - 3.53%
5,000	Graco, Inc.		186,750

Retail- Eating Places - 1.48%
3,000	Ruby Tuesday, Inc.		78,240

Semiconductors & Related Devices - 1.38%
3,500	Integrated Circuit Systems, Inc. *		73,220

Services- Business Service, NEC - 1.61%
3,500	Startek, Inc.		85,350

Services- Computer Programming Services - 2.82%
6,450	Computer Programs & System, Inc.		149,318

Services- Computer Programming, Data Processing, etc. - 2.76%
2,500	Factset Research Systems, Inc.		146,100

Services- Personal Services - 2.03%
4,000	Coinstar, Inc. *		107,320

Services- Prepackaged Software - 3.71%
2,750	Kronos, Inc. *		140,608
3,000	Renaissance Learning, Inc.		55,680
			196,288
Services- Radiation Monitoring - 2.07%
2,400	Landauer, Inc.		109,680

State Commercial Banks - 2.39%
4,500	Boston Private Financial Holdings, Inc.		126,765

Surgical & Medical Instruments & Apparatus - 2.22%
3,400	Kensey Nash Corp. *		117,402

Telephone & Telegraph Apparatus - 3.38%
3,500	Inter-Tel, Inc.		95,830
2,000	Plantronics, Inc.		82,940
			178,770

Textile Mill Products - 0.87%
12,000	Unifi, Inc. *		45,960

Trucking-No Local - 1.93%
4,125	Knight Transportation, Inc.		102,300

Wholesale- Miscellaneous Durable Goods - 2.71%
4,500	SCP Pool Corp.		143,550

Wholesale- Paper & Paper Products - 1.82%
2,500	School Specialty, Inc. *		96,400

	TOTAL COMMON STOCKS
	(Cost $3,307,381) - 90.16%		4,772,369

SHORT-TERM INVESTMENTS
210,672	First American Prime Obligations Fund 1.51%**		210,672
	(Cost $210,672) (a)

244,857	First American Government Obligation Fund 1.51% **		244,857
	(Cost $244,857)

108,901	First American Treasury Obligations Fund 1.11%**		108,901
	(Cost $108,901)

	TOTAL SHORT TERM INVESTMENTS - 10.66%		$ 564,430

	TOTAL INVESTMENTS
	(Cost $3,871,811) - 100.82%		5,336,799

	Liabilities in excess of other Assets - (0.82)%		(43,357)

	TOTAL NET ASSETS -100.00%	$	$ 5,293,442

* Non-income producing securities.
** Variable Rate Security at December 31, 2004

NOTES TO FINANCIAL STATEMENTS
CONESTOGA SMALL CAP FUND
	1. SECURITY TRANSACTIONS
At December 31, 2004, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $3,307,381.88 amounted to $ 1,464,987 which consisted of aggregate gross unrealized appreciation of $1,513,048 and aggregate gross unrealized depreciation of $48,061.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Conestoga Funds

By /s/W. Christopher Maxwell

* W. Christopher Maxwell

   Chairman and Chief Executive Officer

Date December 7, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/W. Christopher Maxwell

* W. Christopher Maxwell

   Chairman and Chief Executive Officer

Date December 7, 2004

By /s/Robert M. Mitchell

* Robert M. Mitchell

  Treasurer and Chief Financial Officer

Date December 7, 2004

* Print the name and title of each signing officer under his or her signature.